Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.54202%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,883,204.17

Principal:
Principal Collections	$24,060,148.67
Prepayments in Full	$10,737,493.55
Liquidation Proceeds	$409,191.70
Recoveries	$25,771.52
Sub Total	$35,232,605.44
Collections	$39,115,809.61

Purchase Amounts:
Purchase Amounts Related to Principal	$162,038.19
Purchase Amounts Related to Interest	$714.87
Sub Total	$162,753.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,278,562.67

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,278,562.67
Servicing Fee	$879,172.08	$879,172.08	$0.00	$0.00	$38,399,390.59
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,399,390.59
Interest - Class A-2a Notes	$506,937.57	$506,937.57	$0.00	$0.00	$37,892,453.02
Interest - Class A-2b Notes	$406,257.49	$406,257.49	$0.00	$0.00	$37,486,195.53
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$35,637,737.20
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$35,363,737.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,363,737.20
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$35,190,047.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,190,047.20
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$35,190,047.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,190,047.20
Regular Principal Payment	$33,056,058.03	$33,056,058.03	$0.00	$0.00	$2,133,989.17
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,133,989.17
Residual Released to Depositor	$0.00	$2,133,989.17	$0.00	$0.00	$0.00
Total		$39,278,562.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,056,058.03
Total					$33,056,058.03

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,195,995.25	$60.65	$506,937.57	$1.69	$18,702,932.82	$62.34
Class A-2b Notes	$14,860,062.78	$60.65	$406,257.49	$1.66	$15,266,320.27	$62.31
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$33,056,058.03	$20.94	$3,209,343.39	$2.03	$36,265,401.42	$22.97

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$140,815,990.55	0.4693866	$122,619,995.30	0.4087333
Class A-2b Notes	$114,999,725.61	0.4693866	$100,139,662.83	0.4087333
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$959,755,716.16	0.6078481	$926,699,658.13	0.5869125

Pool Information
Weighted Average APR	4.813%	4.825%
Weighted Average Remaining Term	46.10	45.31
Number of Receivables Outstanding	33,405	32,799
Pool Balance	$1,055,006,499.23	$1,019,205,217.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$991,334,673.46	$958,278,615.43
Pool Factor	0.6247095	0.6035102

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$60,926,601.58
Targeted Overcollateralization Amount	$92,505,558.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$92,505,558.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$432,410.11
(Recoveries)		28	$25,771.52
Net Loss for Current Collection Period			$406,638.59
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4625%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3568%
Second Prior Collection Period			0.3391%
Prior Collection Period			0.5512%
Current Collection Period			0.4705%
Four Month Average (Current and Prior Three Collection Periods)			0.4294%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,016	$5,655,371.80
(Cumulative Recoveries)			$525,653.53
Cumulative Net Loss for All Collection Periods			$5,129,718.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3038%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,566.31
Average Net Loss for Receivables that have experienced a Realized Loss			$5,048.94

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.81%	204	$8,271,573.66
61-90 Days Delinquent	0.18%	41	$1,842,984.27
91-120 Days Delinquent	0.02%	7	$239,487.84
Over 120 Days Delinquent	0.03%	7	$313,274.63
Total Delinquent Receivables	1.05%	259	$10,667,320.40

Repossession Inventory:
Repossessed in the Current Collection Period		23	$834,230.98
Total Repossessed Inventory		43	$1,615,780.39

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1408%
Prior Collection Period			0.1587%
Current Collection Period			0.1677%
Three Month Average			0.1557%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2351%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	15

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	84	$3,422,271.02
2 Months Extended	168	$7,607,215.27
3+ Months Extended	27	$1,074,909.09

Total Receivables Extended	279	$12,104,395.38
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer